Pay vs Performance Disclosure	2 Months Ended	12 Months Ended
	Feb. 23, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
IV. PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of SEC Regulation
S-K,
the Company is providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, see
Compensation Discussion and Analysis
.
The following table reports the compensation of our CEO and the average compensation of the other named executive officers (the “Other NEOs”) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” (or “CAP”) as calculated pursuant to recently adopted SEC rules, and certain performance measures required by the rules.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($) (1) (MR. CANGEMI)	COMPENSATION ACTUALLY PAID TO CEO ($) (2) (MR. CANGEMI)	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($) (MR. FICALORA)	COMPENSATION ACTUALLY PAID TO CEO ($) (MR. FICALORA)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NAMED EXECUTIVE OFFICERS ($) (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NAMED EXECUTIVE OFFICERS ($) (4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($) (6)	EPS
							TOTAL SHAREHOLDER RETURN ($) (5)	S&P U.S. BMI BANK INDEX ($)
2023	4,837,091	6,324,186	—	—	1,918,769	2,473,292	110.61	107.32	(79,000)	(0.16)
2022	6,280,354	4,408,948	—	—	4,504,698	3,471,410	87.19	98.38	650,000	1.26
2021	8,652,305	9,452,320	—	—	2,653,231	2,993,324	115.54	118.61	596,000	1.20
2020	—	—	5,095,874	(6,769,897)	2,607,607	2,383,152	94.18	87.24	511,000	1.02

(1)
Amounts reported in “Summary Compensation Table Total for CEO Cangemi” and “Average Summary Compensation Table Total for
non-CEO
Named Executive Officers” for the year 2023 are derived from total compensation amounts in the Summary Compensation Table (the “SCT”) on page 56 of this proxy statement.

(2)
Thomas R. Cangemi
is the CEO for 2023, 2022 and 2021, and
Joseph R. Ficalora
is the CEO for 2020.
The Non-CEOs for 2023 are listed in the Summary Compensation Table on page 56 of this proxy statement. The Non-CEOs for 2022 are Robert Wann, John J. Pinto, John T. Adams, Lee Smith, and Reggie Davis. The Non-CEOs for 2021 are Robert Wann, John J. Pinto, John T. Adams, and R. Patrick Quinn. The Non-CEOs for 2020 are Robert Wann, Thomas R. Cangemi, John J. Pinto and John T. Adams.
Mr. Cangemi resigned from his position on February 23, 2024 and, as a result, forfeited stock awards having a total value of $
3,817,507
, which reduces his total compensation paid to him to $
1,019,585
.

(3)	The 2022 Average Summary Compensation Table Total for the Non-CEO Named Executive Officers included an error which has been corrected.

(4)
The amounts reported in these columns represent the amount of Compensation Actually Paid to Mr. Cangemi and Mr. Ficalora, and average amount of Compensation Actually Paid to Other NEO’s as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cangemi and the Other NEO’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the summary compensation table to determine the Compensation Actually Paid:

ADJUSTMENTS	CEO 2023	AVERAGE OF OTHER NEOs 2023
• Summary Compensation Table Total	$4,837,091	$1,918,769
• Pension values as report in SCT	—	—
• Fair value of equity awards granted during fiscal year	(3,187,506)	(873,755)
• Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in current year	—	—
• Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	3,643,374	998,717
• Dividends paid on stock in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	356,844	69,738
• Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	748,744	319,017

ADJUSTMENTS	CEO 2023	AVERAGE OF OTHER NEOs 2023
• Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(74,361)	(40,806)
• Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—
• Compensation Actually Paid	$6,324,186	$2,473,292

(5)
The Peer Group TSR set forth in this table utilizes the S&P U.S. BMI Banks Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included on page 43 of our Annual Report on Form
10-K/A
for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the S&P U.S. BMI Banks Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.

(6)	Net Income as reported on pages 78-82 of the Company’s Annual Report on Form 10-K/A for the fiscal year ended December 31, 2023.

Company Selected Measure Name		EPS
Named Executive Officers, Footnote		The Non-CEOs for 2023 are listed in the Summary Compensation Table on page 56 of this proxy statement. The Non-CEOs for 2022 are Robert Wann, John J. Pinto, John T. Adams, Lee Smith, and Reggie Davis. The Non-CEOs for 2021 are Robert Wann, John J. Pinto, John T. Adams, and R. Patrick Quinn. The Non-CEOs for 2020 are Robert Wann, Thomas R. Cangemi, John J. Pinto and John T. Adams.
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P U.S. BMI Banks Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included on page 43 of our Annual Report on Form
10-K/A
		for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the S&P U.S. BMI Banks Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(4)
The amounts reported in these columns represent the amount of Compensation Actually Paid to Mr. Cangemi and Mr. Ficalora, and average amount of Compensation Actually Paid to Other NEO’s as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cangemi and the Other NEO’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the summary compensation table to determine the Compensation Actually Paid:

ADJUSTMENTS	CEO 2023	AVERAGE OF OTHER NEOs 2023
• Summary Compensation Table Total	$4,837,091	$1,918,769
• Pension values as report in SCT	—	—
• Fair value of equity awards granted during fiscal year	(3,187,506)	(873,755)
• Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in current year	—	—
• Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	3,643,374	998,717
• Dividends paid on stock in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	356,844	69,738
• Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	748,744	319,017

ADJUSTMENTS	CEO 2023	AVERAGE OF OTHER NEOs 2023
• Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(74,361)	(40,806)
• Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—
• Compensation Actually Paid	$6,324,186	$2,473,292

Non-PEO NEO Average Total Compensation Amount		$ 1,918,769	$ 4,504,698	$ 2,653,231	$ 2,607,607
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,473,292	3,471,410	2,993,324	2,383,152
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts reported in these columns represent the amount of Compensation Actually Paid to Mr. Cangemi and Mr. Ficalora, and average amount of Compensation Actually Paid to Other NEO’s as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cangemi and the Other NEO’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the summary compensation table to determine the Compensation Actually Paid:

ADJUSTMENTS	CEO 2023	AVERAGE OF OTHER NEOs 2023
• Summary Compensation Table Total	$4,837,091	$1,918,769
• Pension values as report in SCT	—	—
• Fair value of equity awards granted during fiscal year	(3,187,506)	(873,755)
• Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in current year	—	—
• Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	3,643,374	998,717
• Dividends paid on stock in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	356,844	69,738
• Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	748,744	319,017

ADJUSTMENTS	CEO 2023	AVERAGE OF OTHER NEOs 2023
• Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(74,361)	(40,806)
• Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—
• Compensation Actually Paid	$6,324,186	$2,473,292

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid compared to TSR:
Compensation Actually Paid vs. Net Income		Compensation Actually Paid compared to Net Income:
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid compared to EPS:
Tabular List, Table
Financial Performance Measures
As described in greater detail in the
Compensation Discussion and Analy
sis
, the metrics that the Company uses for both our short- and long-term incentive plans are selected to drive the creation of shareholder value through positive business results. The most important financial performance measures used by the Company to link Compensation Actually Paid to NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

1.	Pre-tax operating earnings

2.	Return on Average Tangible Assets (“ROATA”)

3.	EPS Growth

4.	Return on Average Tangible Common Equity (“ROATCE”)

Total Shareholder Return Amount		$ 110.61	87.19	115.54	94.18
Peer Group Total Shareholder Return Amount		107.32	98.38	118.61	87.24
Net Income (Loss)		$ (79,000)	$ 650,000	$ 596,000	$ 511,000
Company Selected Measure Amount		(0.16)	1.26	1.2	1.02
Measure:: 1
Pay vs Performance Disclosure
Name		Pre-tax operating earnings
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Average Tangible Assets (“ROATA”)
Measure:: 3
Pay vs Performance Disclosure
Name		EPS Growth
Measure:: 4
Pay vs Performance Disclosure
Name		Return on Average Tangible Common Equity (“ROATCE”)
Forfeited stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,817,507
Thomas R. Cangemi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,019,585	$ 4,837,091	$ 6,280,354	$ 8,652,305	$ 0
PEO Actually Paid Compensation Amount		$ 6,324,186	$ 4,408,948	$ 9,452,320	0
PEO Name		Thomas R. Cangemi	Thomas R. Cangemi	Thomas R. Cangemi
Joseph R. Ficalora [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	$ 0	$ 0	5,095,874
PEO Actually Paid Compensation Amount		0	$ 0	$ 0	$ (6,769,897)
PEO Name					Joseph R. Ficalora
PEO | Pension Values as Report in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,187,506)
PEO | Pension Value Attributable to Current Years Service and any Change in Pension Value Attributable to Plan Amendments Made in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,643,374
PEO | Dividends Paid on Stock in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		356,844
PEO | Change in fair Value From End of Prior Fiscal year to End of Current Fiscal Year For Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		748,744
PEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(74,361)
PEO | Deduction of Fair Value of Awards Granted Prior to year that were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Pension Values as Report in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(873,755)
Non-PEO NEO | Pension Value Attributable to Current Years Service and any Change in Pension Value Attributable to Plan Amendments Made in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		998,717
Non-PEO NEO | Dividends Paid on Stock in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		69,738
Non-PEO NEO | Change in fair Value From End of Prior Fiscal year to End of Current Fiscal Year For Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		319,017
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(40,806)
Non-PEO NEO | Deduction of Fair Value of Awards Granted Prior to year that were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0